Blazzard, Grodd & Hasenauer, P.C.
943 Post Road East
Westport, CT 06880
(203) 226-7866

VIA EDGAR

July 7, 2000

Securities and Exchange Commission
Division of Investment Management
Office of Insurance Products
450 Fifth Street, N.W.
Washington, DC 20549

Re:  First Cova Variable Annuity Account One
     File No. 33-74174
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Ladies and Gentlemen:

Pursuant to Securities Act Rule 497(j), we hereby certify that the Statement of Additional Information dated May 1, 2000, which would have been filed under Rule 497(c) does not differ from the Statement of Additional Information contained in the most recent Post-Effective Amendment, which Amendment has been filed electronically.

Please contact the undersigned with any questions or comments you may have concerning the enclosed.

Sincerely,

BLAZZARD, GRODD & HASENAUER, P.C.


By: /s/ RAYMOND A. O'HARA III
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        Raymond A. O'Hara III